Accumulated Other Comprehensive Loss (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Accumulated other comprehensive loss, net of taxes
Balance at the beginning of the period			$ (767,569)
Other comprehensive income (loss) before reclassifications			202,147		(279,193)
Amount reclassified from AOCI			443,418		499,949
Balance at the end of the period	(122,004)		(122,004)		(767,569)
Realized gain/(loss) on sale of marketable securities	108,131		(443,954)		499,949
Net of income taxes	6,662,306	1,681,081	15,030,124	6,612,209	10,049,784	4,402,947
Foreign Currency Translation
Accumulated other comprehensive loss, net of taxes
Balance at the beginning of the period			(130,791)
Other comprehensive income (loss) before reclassifications			211,900		(142,364)
Balance at the end of the period	81,109		81,109		(130,791)
Unrealized Gain (Loss) on Available-For-Sale Securities
Accumulated other comprehensive loss, net of taxes
Balance at the beginning of the period			(636,778)
Other comprehensive income (loss) before reclassifications			(9,753)		(136,829)
Amount reclassified from AOCI			443,418		499,949
Balance at the end of the period	(203,113)		(203,113)		(636,778)
Unrealized Gain (Loss) on Available-For-Sale Securities | Reclassification from AOCI
Accumulated other comprehensive loss, net of taxes
Realized gain/(loss) on sale of marketable securities			(433,418)		(499,949)
Net of income taxes			$ 433,418		$ (499,949)